SCHEDULE OF RELATED PARTY TRANSACTION INCLUDED IN STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Research and development	$ 289	$ 168
General and administrative	528	315
Related Party [Member]
Related Party Transaction [Line Items]
Research and development	295	103
General and administrative	286	149
Interest expense		$ 12